Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Restrictions Which Limit the Payment of Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Nov. 04, 2015	Mar. 06, 2015
Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments	18 months
Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments	18 months
Loan Agreement dated September 1, 2015 [Member] | Sea Genius Shipping Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (1,742)
Minimum value to loan ratio required to distribute dividends or distributions	145.00%
Minimum balance required to distribute dividends or distributions	$ 3,000
Loan Agreement dated September 1, 2015 [Member] | Sea Glorius Shipping Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (1,090)
Minimum value to loan ratio required to distribute dividends or distributions	145.00%
Minimum balance required to distribute dividends or distributions	$ 3,000
Loan Agreement dated November 28, 2016 [Member] | Lord Ocean Navigation Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	4,520
Minimum balance required to distribute dividends or distributions	1,000
Loan Agreement dated November 28, 2016 [Member] | Knight Ocean Navigation Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	4,697
Minimum balance required to distribute dividends or distributions	1,000
Loan Agreement dated September 25, 2017 [Member] | Champion Ocean Navigation Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	24,703
Loan Agreement dated September 25, 2017 [Member] | Partner Shipping Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	15,543
Loan Agreement dated September 25, 2017 [Member] | Amsterdam Trade Bank N.V [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Minimum balance required to distribute dividends or distributions, unless additional repayments have been made	$ 4,850
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments	18 months
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends		50.00%